Commitments and Contingencies - Narrative (Details) $ in Thousands, € in Millions				12 Months Ended
	Jan. 01, 2018 USD ($)	Feb. 17, 2017 USD ($)	Aug. 03, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($) shares
Loss Contingencies [Line Items]
Total, off-balance sheet liability					$ 3,400,000
Purchase obligations, within next twelve months					962,000
Purchase obligations, year two					45,000
Purchase obligations, year three					42,000
Purchase obligations, year four					36,000
Purchase obligations, year five					23,000
Purchase obligations, thereafter					$ 13,000
Equipment failure | Pending litigation | Natural Gas Storage System in Northern Germany
Loss Contingencies [Line Items]
Damages sought			$ 224,000
Marginal rate on annual prime rate (percent)			5.00%
Breach of contract | Pending litigation | Saniteq LLC v. GE Infrastructure Sensing, Inc.
Loss Contingencies [Line Items]
Damages sought		$ 500,000
Damage from fire | Pending litigation | INOES and Naphtachimie
Loss Contingencies [Line Items]
Damages sought | €				€ 195
GE Transaction Agreement | Pending litigation
Loss Contingencies [Line Items]
Common stock, shares outstanding, appraisal rights (in shares) | shares					1,875,000
Subsequent event
Loss Contingencies [Line Items]
Environmental proposed penalty	$ 130